Property, Plant and Equipment Market Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (660.8)	$ (986.9)
Discount Rate Increase 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(350.2)	(559.4)
Discount Rate Increase 1% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(46.8)	(103.6)
Discount Rate Increase 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(135.8)	(209.6)
Discount Rate Increase 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(70.0)	(114.3)
Discount Rate Increase 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(57.6)	0.0
Discount Rate Increase 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(0.4)
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	732.3	1,107.8
Discount Rate Decrease 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	385.5	627.7
Discount Rate Decrease 1% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	53.8	116.4
Discount Rate Decrease 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	149.7	235.6
Discount Rate Decrease 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	77.2	128.1
Discount Rate Decrease 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	65.6	0.0
Discount Rate Decrease 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.5
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	1,240.8	1,489.5
Commodity Prices Increase 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	640.6	831.9
Commodity Prices Increase 5% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	140.7	174.9
Commodity Prices Increase 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	240.9	306.0
Commodity Prices Increase 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	133.8	176.7
Commodity Prices Increase 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	83.8	0.0
Commodity Prices Increase 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	1.0
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(1,225.9)	(1,494.7)
Commodity Prices Decrease 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(639.8)	(839.6)
Commodity Prices Decrease 5% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(111.0)	(173.6)
Commodity Prices Decrease 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(240.6)	(305.7)
Commodity Prices Decrease 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(132.5)	(175.8)
Commodity Prices Decrease 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(101.0)	$ 0.0
Commodity Prices Decrease 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (1.0)